Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a reconciliation of changes in the fair value of financial instruments classified as level 3 in the fair value hierarchy:

Balance as of June 30, 2014	$(35,595)
Total unrealized gains (losses):
Included in earnings	(662,723)
Warrant recorded as derivative liability	(1,675,498)
Warrant reclassified to equity	2,342,039
Balance as of June 30, 2015	$(31,777)